Segment Information - Schedule of Revenue and Gross Profit by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment Reporting Information [Line Items]
Net revenues	¥ 2,228,117	$ 324,066	¥ 1,282,562	¥ 439,181
Cost of revenues	1,242,889		794,342	257,995
Gross profit	985,228	$ 143,295	488,220	181,186
K-12 Tutoring Services [Member]
Segment Reporting Information [Line Items]
Net revenues	1,182,397		884,148	370,712
Cost of revenues	706,917		555,885	217,797
Gross profit	475,480		328,263	152,915
Study Abroad Tutoring Services [Member]
Segment Reporting Information [Line Items]
Net revenues	1,045,720		398,414	68,469
Cost of revenues	535,972		238,457	40,198
Gross profit	¥ 509,748		¥ 159,957	¥ 28,271